UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Porter Orlin LLC

Address:  666 Fifth Ave.
          34th Floor
          New York, NY 10103

13F File Number:  028-11383


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Verdi
Title:    Chief Financial Officer
Phone:    212-484-5000


Signature, Place and Date of Signing:


   /s/ William C. Verdi           New York, NY              February 14, 2008
-----------------------     ------------------------     -----------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          115

Form 13F Information Table Value Total:   $1,108,573
                                          (thousands)

List of Other Included Managers:                None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN  2  COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COL 7          COLUMN 8
                                                         FAIR
                                                        MARKET    SHARES OR                                    VOTING AUTHORITY
                                    TITLE      CUSIP     VALUE    PRINCIPAL  SH/  PUT/  INVSTMENT   OTHER     SOLE      SHARED  NONE
 NAME OF ISSUER                   OF CLASS    NUMBER    (x1000)    AMOUNT    PRN  CALL  DISCRETION  MNGRS     (A)        (B)    (C)
***BANCO LATINOAMERICANO DE       Eq-Listed  P16994132   21,458   1,315,650   X            Sole             1,315,650
***GLOBAL TECH APPLIANCES INC     Eq-Listed  G39320109    1,698     478,300   X            Sole               478,300
***ORTHOFIX INTERNATIONAL NV      Eq-OTC     N6748L102   32,250     556,329   X            Sole               556,329
ACTIVIDENTITY CORP                Eq-OTC     00506P103    6,308   1,625,655   X            Sole             1,625,655
AIRCASTLE LTD                     Eq-Listed  G0129K104      658      25,000   X            Sole                25,000
ALPINE GROUP INC                  Eq-OTC     020825501    2,715       1,433   X            Sole                 1,433
ALPINE GROUP INC (THE) NEW        Eq-OTC     020825600    1,458     571,600   X            Sole               571,600
ALTRIA GROUP INC                  Eq-Listed  02209S103    7,558     100,000   X            Sole               100,000
AMDOCS LIMITED                    Eq-Listed  G02602103   53,235   1,544,400   X           Shared            1,444,400   100,000
AMERICAN INDEPENDENCE CORP        Eq-OTC     026760405    3,737     412,903   X            Sole               412,903
AMERICAN VANGUARD CORP            Eq-Listed  030371108      848      48,900   X            Sole                48,900
APAC CUSTOMER SERVICES INC        Eq-OTC     00185E106       10       9,000   X            Sole                 9,000
APARTMENT INVESTMENT &            Eq-Listed  03748R101      469      13,500   X            Sole                13,500
ASIA FINANCIAL HOLDINGS LTD       Eq-OTC     004577604    1,998   3,666,000   X            Sole                13,500
BEA SYSTEMS INC                   Eq-OTC     073325102   18,602   1,178,841   X            Sole             1,178,841
BUSINESS OBJECTS SA SPNSRD ADR    Eq-OTC     12328X107    3,611      59,300   X            Sole                59,300
CALL AMBAC FINANCIAL  JAN 30      Opt-Calls  0231398AF      123       1,200        X       Sole                 1,200
CALL BOSTON SCIENTIFI JAN 25      Opt-Calls  1011378AE        7       2,768        X       Sole                 2,768
CALL GANNETT CO JAN 40            Opt-Calls  3647308AH       28         500        X       Sole                   500
CALL ZIMMER HOLDINGS  JAN 70      Opt-Calls  98956P8AN       75       2,000        X       Sole                 2,000
CAMERON INTL CORP                 Eq-Listed  13342B105    1,155      24,000   X            Sole                24,000
CDC CORP CL A                     Eq-OTC     G2022L106    5,576   1,145,000   X            Sole             1,145,000
CHECK POINT SOFTWARE TECH LTD     Eq-OTC     M22465104   58,578   2,667,500   X           Shared            2,467,000   200,500
CITIGROUP INC                     Eq-Listed  172967101    3,156     107,200   X            Sole               107,200
COMBINATORX INC                   Eq-OTC     20010A103    4,311     971,016   X            Sole               971,016
COMMONWEALTH BANKSHARES INC-VA    Eq-OTC     202736104    1,477      92,859   X            Sole                92,859
COMPUCREDIT CORP                  Eq-OTC     20478N100      677      67,800   X            Sole                67,800
COMVERSE TECHNOLOGY INC           Eq-OTC     205862402   57,436   3,329,643   X           Shared            3,279,643    50,000
CONOCOPHILLIPS                    Eq-Listed  20825C104   22,322     252,800   X           Shared              203,400    49,400
CONVERA CORP                      Eq-OTC     211919105    1,127     407,000   X            Sole               407,000
CURAGEN CORP                      Eq-OTC     23126R101    3,203   3,481,772   X            Sole             3,481,772
CVS CAREMARK CORP                 Eq-Listed  126650100   42,564   1,070,780   X           Shared            1,008,480    62,300
ENERGYSOLUTIONS INC               Eq-Listed  292756202      359      13,300   X            Sole                13,300
ENSCO INTERNATIONAL INC           Eq-Listed  26874Q100    3,577      60,000   X            Sole                60,000
ENVIRONMENTAL WASTE               Eq-OTC     29411G106      496   6,568,056   X            Sole             6,568,056
EQUITABLE RESOURCES INC           Eq-Listed  294549100   15,371     288,500   X            Sole               288,500
EXCO RESOURCES INC                Eq-Listed  269279402   11,295     729,640   X            Sole               729,640
EXELIXIS INC                      Eq-OTC     30161Q104      751      87,000   X            Sole                87,000
FIBERTOWER CORP                   Eq-OTC     31567R100       68      30,000   X            Sole                30,000
FIDELITY NATIONAL FINANCIAL       Eq-Listed  31620R105    2,162     147,997   X            Sole               147,997
FIDELITY NATIONAL INFORMATION     Eq-Listed  31620M106    7,976     191,786   X            Sole               191,786
FOMENTO ECONOMICO MEXICANO        Eq-Listed  344419106    1,527      40,000   X            Sole                40,000
GAP INC                           Eq-Listed  364760108    6,597     310,000   X            Sole               310,000
GENZYME CORP                      Eq-OTC     372917104       32         427   X            Sole                   427
GLADSTONE COMMERCIAL CORP         Eq-OTC     376536108    8,504     484,833   X            Sole               484,833
GOLD FIELDS LTD NEW               Eq-Listed  38059T106   18,034   1,270,000   X           Shared            1,150,000   120,000
HEWLETT PACKARD CO                Eq-Listed  428236103      379       7,500   X            Sole                 7,500
HSBC HOLDINGS PLC SPNSRD ADR NEW  Eq-Listed  404280406    5,531      66,068   X            Sole                66,068
INFINITY INC COM PAR .0001        Eq-OTC     45663L403      428     658,200   X            Sole               658,200
INTEL CORP                        Eq-OTC     458140100   12,743     478,000   X            Sole               478,000
JDA SOFTWARE GROUP INC            Eq-OTC     46612K108      307      15,000   X            Sole                15,000
KING PHARMACEUTICALS INC          Eq-Listed  495582108    2,092     204,300   X            Sole               204,300
KRATOS DEFENSE & SECURITY         Eq-OTC     50077B108      494     210,000   X            Sole               210,000
LABORATORY CORP AMER HLDGS        Eq-Listed  50540R409   20,091     266,000   X            Sole               266,000
LAWSON SOFTWARE INC NEW           Eq-OTC     52078P102      410      40,000   X            Sole                40,000
LIBERTY GLOBAL INC                Eq-OTC     530555101    1,582      40,372   X            Sole                40,372
LIBERTY GLOBAL INC                Eq-OTC     530555309    1,477      40,372   X            Sole                40,372
MATRIXX INITIATIVES INC           Eq-OTC     57685L105      280      20,137   X            Sole                20,137
MAXXAM INC                        Eq-Listed  577913106    6,591     234,963   X            Sole               234,963
MDC PARTNERS INC NEW CL A         Eq-OTC     552697104   12,283   1,261,041   X            Sole             1,261,041
MILLICOM INTERNATIONAL            Eq-OTC     L6388F110   20,793     176,300   X           Shared              161,300    15,000
MIRANT CORP                       Eq-Listed  60467R100   12,513     321,020   X           Shared              261,020    60,000
MONSTER WORLDWIDE INC             Eq-OTC     611742107    5,838     180,200   X            Sole               180,200
MOTOROLA INC                      Eq-Listed  620076109    8,020     500,000   X            Sole               500,000
NETWORK APPLIANCE INC             Eq-OTC     64120L104   35,256   1,412,500   X           Shared            1,262,500   150,000
PACKETEER INC                     Eq-OTC     695210104      493      80,000   X            Sole                80,000
PDL BIOPHARMA INC                 Eq-OTC     69329Y104    3,764     214,819   X            Sole               214,819
PEGASYSTEMS INC                   Eq-OTC     705573103   13,938   1,168,320   X            Sole             1,168,320
PENN NATIONAL GAMING INC          Eq-OTC     707569109   10,394     174,550   X            Sole               174,550
PHOENIX COMPANIES INC NEW         Eq-Listed  71902E109    1,875     158,000   X            Sole               158,000
PRECISION CASTPARTS CORP          Eq-Listed  740189105    6,186      44,600   X            Sole                44,600
PUT AMBAC FINANCIAL  JAN 20       Opt-Puts   0231398MD       72         800        X       Sole                   800
PUT AMBAC FINANCIAL  JAN 40       Opt-Puts   0231398MH       43          30        X       Sole                    30
PUT BUNGE LTD APR 100             Opt-Puts   G169628PT      425       1,000        X       Sole                 1,000
PUT BUNGE LTD JAN 100             Opt-Puts   G169628MT       23         575        X      Shared                  500        75
PUT BUNGE LTD JAN 70              Opt-Puts   G169628MN        5       2,000        X       Sole                 2,000
PUT BUNGE LTD JAN 70              Opt-Puts   G169629MN       85         255        X       Sole                   255
PUT CAREER EDUCATION JAN 25       Opt-Puts   1416658ME      437       4,600        X      Shared                4,500       100
PUT CERNER CORP MAR 50            Opt-Puts   1567828OJ      200       1,480        X       Sole                 1,480
PUT ISHARES NASDAQ B JAN 80       Opt-Puts   4642898MP        4          40        X       Sole                    40
PUT KING PHARMACEUTI JAN 20       Opt-Puts   4955829MD    2,009       2,050        X       Sole                 2,050
PUT MBIA INC JAN 20               Opt-Puts   55262C8MD      848       2,828        X       Sole                 2,828
PUT MGM MIRAGE JAN 60             Opt-Puts   5529538ML        3       1,145        X       Sole                 1,145
PUT UNITED STATES ST JAN 65       Opt-Puts   9129098MM        4       1,500        X       Sole                 1,500
QUALCOMM INC                      Eq-OTC     747525103   14,756     375,000   X            Sole               375,000
QUALSTAR CORP                     Eq-OTC     74758R109      825     231,000   X            Sole               231,000
QUEST DIAGNOSTIC INC              Eq-Listed  74834L100   39,940     755,000   X           Shared              675,000    80,000
QUICKSILVER INC                   Eq-Listed  74838C106    2,218     258,500   X            Sole               258,500
R R DONNELLEY & SONS CO           Eq-Listed  257867101    8,086     214,260   X            Sole               214,260
RADIANT SYSTEMS INC               Eq-OTC     75025N102    8,800     510,712   X            Sole               510,712
REALNETWORKS INC                  Eq-OTC     75605L104      484      79,400   X            Sole                79,400
RESEARCH IN MOTION LTD NEW        Eq-OTC     760975102    1,066       9,400   X            Sole                 9,400
RH DONNELLEY CORP (NEW)           Eq-Listed  74955W307    3,115      85,400   X            Sole                85,400
RIVIERA HOLDINGS CORP             Eq-Listed  769627100    1,232      40,000   X            Sole                40,000
SAPIENT CORP                      Eq-OTC     803062108    2,643     300,000   X            Sole               300,000
SEACOR HOLDINGS INC               Eq-Listed  811904101  142,805   1,539,842   X           Shared            1,490,842    49,000
SI FINANCIAL GROUP INC            Eq-OTC     78425W102    1,479     150,258   X            Sole               150,258
SILGAN HOLDINGS INC               Eq-OTC     827048109   53,964   1,038,975   X           Shared            1,008,175    30,800
SLM CORPORATION                   Eq-Listed  78442P106   13,852     687,771   X            Sole               687,771
SOURCEFIRE INC                    Eq-OTC     83616T108      125      15,000   X            Sole                15,000
SUN MICROSYSTEMS INC COM          Eq-OTC     866810203   17,306     954,575   X           Shared              814,575   140,000
SYNPLICITY INC                    Eq-OTC     87160Y108      552      95,200   X            Sole                95,200
TFS FINANCIAL CORP                Eq-OTC     87240R107   22,433   1,878,800   X            Sole             1,878,800
TLC VISION CORP                   Eq-Other   014869409    1,053     305,000   X            Sole               305,000
TRANSOCEAN INC                    Eq-Listed  G90073100   15,572     108,782   X            Sole               108,782
TYCO INTERNATIONAL LTD            Eq-Listed  G9143X208    9,792     246,950   X           Shared              190,950    56,000
U STORE IT TRUST REIT             Eq-Listed  91274F104    3,891     424,800   X            Sole               424,800
ULTICOM INC                       Eq-OTC     903844108    2,856     357,000   X            Sole               357,000
UTS BLUE RIDGE REAL ESTATE CO     Eq-OTC     096005103    1,251      43,140   X            Sole                43,140
VIRGIN MEDIA INC                  Eq-OTC     92769L101    1,414      82,500   X            Sole               82,500
WARWICK VALLEY TELEPHONE CO       Eq-OTC     936750108    2,608     220,236   X            Sole               220,236
WEBSENSE INC                      Eq-OTC     947684106   10,069     593,000   X            Sole               593,000
WELLPOINT INC                     Eq-Listed  94973V107   98,380   1,121,400   X           Shared            1,065,300    56,100
XYRATEX LTD                       Eq-OTC     G98268108      237      15,000   X            Sole                15,000
YAHOO INC                         Eq-OTC     984332106    2,675     115,000   X            Sole               115,000


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